SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated useful lives)) (Details)	Dec. 31, 2017
Computers and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation percentage rate	33.00%
Clinical and Medical Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation percentage rate	10.00%
Clinical and Medical Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation percentage rate	15.00%